Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	0	2,000,000	0
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 3,769	$ 2,517	$ 4,625
Loss from discontinued operations, net of tax	(24)	(42)	(79)
Net income attributable to ABB	$ 3,745	$ 2,475	$ 4,546
Weighted-average number of shares outstanding (in shares)	1,855,000,000	1,899,000,000	2,001,000,000
Income from continuing operations, net of tax (in dollars per share)	$ 2.03	$ 1.33	$ 2.31
Loss from discontinued operations, net of tax (in dollars per share)	(0.01)	(0.02)	(0.04)
Net income (in dollars per share)	$ 2.02	$ 1.30	$ 2.27
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 3,769	$ 2,517	$ 4,625
Loss from discontinued operations, net of tax	(24)	(42)	(79)
Net income attributable to ABB	$ 3,745	$ 2,475	$ 4,546
Weighted-average number of shares outstanding (in shares)	1,855,000,000	1,899,000,000	2,001,000,000
Effect of dilutive securities:
Call options and shares	12,000,000	11,000,000	18,000,000
Adjusted weighted-average number of shares outstanding (in shares)	1,867,000,000	1,910,000,000	2,019,000,000
Income from continued operations, net of tax (in dollars per share)	$ 2.02	$ 1.32	$ 2.29
Loss from discontinued operations, net of tax (in dollars per share)	(0.01)	(0.02)	(0.04)
Net income (in dollars per share)	$ 2.01	$ 1.30	$ 2.25